Restructuring Costs - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring Costs	$ 0	$ 0